Labor and social obligations	12 Months Ended
Dec. 31, 2021
Labor and social obligations

21	Labor and social obligations

	December 31, 2021	December 31, 2020
Salaries and payroll charges	58,591	53,107
Provision for vacation	226,127	207,906
Healthcare plan (i)	45,915	45,768
Provision for profit sharing (ii)	88,376	91,209
Consent Decree (TAC)	5,723	8,978
Knowledge Retention Program (PRC)	1,884	3,975
Total	426,616	410,943

(i)       Health plan – Medical Assistance

Since August 1, 2019, the new health plans managed by Fundação CESP (VIVEST), which replaced the previous health plans managed by SABESPREV, have been in effect.

Benefits became post-payment, with the premise of free choice remaining, maintained by contributions from the sponsor and employees. In 2021, the Company participated on average with 8.50% of the gross payroll, totaling R$ 232,850 (in 2020 it was 7.79%, totaling R$ 212,681).

(ii) Profit sharing

The profit sharing program was implemented in accordance with an agreement with the labor union. Payment corresponds to up to one-month salary for each employee, depending on performance of goals reached from January to December, and should be paid in April of the subsequent year.